Financial Risks - Aging and Severity Unrealised Losses Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of available for sale securities [line items]
Carrying value	€ (121)	€ (272)
0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(7)	(58)
0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(6)	(53)
0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(1)	(5)
6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(4)	(96)
6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(3)	(76)
6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(1)	(18)
6 - 12 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		(1)
12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(52)	(28)
12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(21)	(21)
12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(22)	(5)
12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(9)	(2)
> 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(58)	(90)
> 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(24)	(34)
> 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(9)	(43)
> 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(25)	(13)
Carrying value [member]
Disclosure of available for sale securities [line items]
Carrying value	608	2,069
Carrying value [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	132	977
Carrying value [member] | 0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	131	970
Carrying value [member] | 0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	1	7
Carrying value [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	45	609
Carrying value [member] | 6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	43	577
Carrying value [member] | 6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	1	31
Carrying value [member] | 12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	213	151
Carrying value [member] | 12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	175	143
Carrying value [member] | 12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	33	8
Carrying value [member] | 12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	4	1
Carrying value [member] | > 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	219	331
Carrying value [member] | > 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	192	265
Carrying value [member] | > 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	13	58
Carrying value [member] | > 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	€ 14	€ 8